Apr. 26, 2019
Investec Global Franchise Fund

The Advisors’ Inner Circle Fund III

Investec Global Franchise Fund

(the “Fund”)

Supplement Dated April 26, 2019 to the Fund’s

Prospectus and Statement of Additional Information (the “SAI”),

each dated March 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with the Prospectus and SAI.

As of May 1, 2019 (the “Effective Date”), the management fee for the Fund is reduced as follows:

Current Management Fee	New Management Fee
0.80%	0.75%

Accordingly, as of the Effective Date, the Prospectus and SAI are hereby amended and supplemented as follows:

1. In the “Fund Fees and Expenses” section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	I Shares	A Shares
Management Fees[1]	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	1.09%	1.09%
Total Annual Fund Operating Expenses	1.84%	2.09%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.99)%	(0.99)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.85%	1.10%

[1]	Management Fees and Other Expenses have been restated to reflect current fees.
[2]	Investec Asset Management North America, Inc. (the “Adviser” or “IAM NA”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, 12b-1 Fees, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) from exceeding 0.85% of the average daily net assets of each of the Fund’s share classes until February 28, 2020 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$104	$499	$919	$2,091
A Shares	$697	$1,118	$1,563	$2,795

2. In the “Investment Adviser” section of the Prospectus and in “The Adviser” section of the SAI, the row in the advisory fee table regarding the Fund is hereby deleted and replaced with the following:

Investec Global Franchise Fund	0.75%*

*	Prior to May 1, 2019, the advisory fee for the Investec Global Franchise Fund was 0.80%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

INV-SK-004-0100